Intangible Assets and Goodwill - Estimated Useful Lives (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rights on contracts
Intangible assets and goodwill
Intangible assets, useful lives	10 years	10 years	10 years
Customer relationships | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	5 years	5 years	5 years
Customer relationships | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	16 years	16 years	16 years
Educational system | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	3 years	3 years	3 years
Educational system | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	10 years	10 years	10 years
Copy rights
Intangible assets and goodwill
Intangible assets, useful lives	3 years	3 years	3 years
Software license | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	2 years	2 years	2 years
Software license | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	5 years	5 years	5 years
Trademarks | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	10 years	10 years	10 years
Trademarks | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	20 years	20 years	20 years
Educational platform | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	3 years	3 years	3 years
Educational platform | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	10 years	10 years	10 years
Non-compete agreement | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	2 years	2 years	2 years
Non-compete agreement | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	5 years	5 years	5 years